UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Chief Operating Officer
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice    Minneapolis, MN      November 13, 2009
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             46
Form 13F Information Table Value Total:       $522,792
                                           (thousands)

List of Other Included Managers:

NONE
                                   FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5                COLUMN 6   COLUMN 7   COLUMN 8
                               TITLE OF                 VALUE               SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
         NAME OF ISSUER         CLASS        CUSIP   (x$1000)      AMOUNT   PRN   CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
A D C TELECOMMUNIC       NOTE 3.500% 7/1   000886AE1        4576    6000000  PRN         SOLE
ADVANCED MICRO DEV       NOTE 5.750% 8/1   007903AN7       10234   12000000  PRN         SOLE
ALLSTATE CORP            PUT               020002951        7655     250000   SH   PUT   SOLE                 250000
AMERICAN INTL GROU       PUT               026874954       26687     605000   SH   PUT   SOLE                 605000
BANK OF AMERICA CO       CALL              060505904       16920    1000000   SH  CALL   SOLE
CHINA MED TECHNOLO       SPONSORED ADR     169483104         219      13532   SH         SOLE                 13532
CHINA MED TECHNOLO       NOTE 4.000% 8/1   169483AC8        6532   10000000  PRN         SOLE
CIT GROUP INC            PUT               125581958         273     226400   SH   PUT   SOLE                 226400
CITIGROUP INC            CALL              172967901        9680    2000000   SH  CALL   SOLE
CONTINENTAL AIRLS        CALL              210795908        4932     300000   SH  CALL   SOLE
DELTA AIR LINES IN       CALL              247361902       22247    2482900   SH  CALL   SOLE
DEXCOM INC               NOTE 4.750% 3/1   252131AD9        2516    2500000  PRN         SOLE
DYNEGY INC DEL           CL A              26817G102        4349    1705300   SH         SOLE                 1705300
EASTMAN KODAK CO         CALL              277461909         956     200000   SH  CALL   SOLE
ENERSYS                  NOTE 3.375% 6/0   29275YAA0        7188    8000000  PRN         SOLE
EQUINIX INC              NOTE 4.750% 6/1   29444UAH9        3975    3000000  PRN         SOLE
FIFTH THIRD BANCOR       CALL              316773900       20260    2000000   SH  CALL   SOLE
FORD MTR CO DEL          NOTE 4.250%12/1   345370CF5       21109   20846000  PRN         SOLE
GENERAL ELECTRIC C       CALL              369604903       32840    2000000   SH  CALL   SOLE
GLOBAL INDS LTD          DBCV 2.750% 8/0   379336AE0        3186    5000000  PRN         SOLE
HEADWATERS INC           NOTE 2.875% 6/0   42210PAB8        2475    2500000  PRN         SOLE
INVACARE CORP SDCV       SDCV 4.125% 2/0   461203AD3        6384    6000000  PRN         SOLE
ISHARES INC              CALL              464286908        9940    1000000   SH  CALL   SOLE
ISHARES TR INDEX         PUT               464287955       18072     300000   SH   PUT   SOLE                 300000
JETBLUE AIRWAYS CO       DBCV 6.750%10/1   477143AF8        7364    5000000  PRN         SOLE
MOODYS CORP              PUT               615369955       45339    2216000   SH   PUT   SOLE                 2216000
MORGAN STANLEY           PUT               617446958       30880    1000000   SH   PUT   SOLE                 1000000
NYSE EURONEXT            CALL              629491901        2981     103200   SH  CALL   SOLE
OMNICARE INC             DBCV 3.250%12/1   681904AL2       15400   20000000  PRN         SOLE
RITE AID CORP            NOTE 8.500% 5/1   767754BU7       14693   14500000  PRN         SOLE
SELECT SECTOR SPDR       CALL              81369Y905       33615    2250000   SH  CALL   SOLE
SELECT SECTOR SPDR       PUT               81369Y959       28813    1005000   SH   PUT   SOLE                 1005000
SIRIUS XM RADIO IN       COM               82967N108         303     476739   SH         SOLE                 476739
SMITH & WESSON HLD       COM               831756101        4793     916384   SH         SOLE                 916384
SMITHFIELD FOODS I       PUT               832248958        1743     126300   SH   PUT   SOLE                 126300
SMITHFIELD FOODS I       NOTE 4.000% 6/3   832248AR9        9264   10000000  PRN         SOLE
TOREADOR RES CORP        COM               891050106         132      13200   SH         SOLE                 13200
TRAVELERS COMPANIE       PUT               89417E959        9846     200000   SH   PUT   SOLE                 200000
UAL CORP                 NOTE 4.500% 6/3   902549AH7        6675    9000000  PRN         SOLE
UNITED STATES NATL       PUT               912318952       36394    3100000   SH   PUT   SOLE                 3100000
UNITED STATES OIL        PUT               91232N958        9047     250000   SH   PUT   SOLE                 250000
USEC INC                 NOTE 3.000%10/0   90333EAC2        4843    7000000  PRN         SOLE
VIROPHARMA INC           NOTE 2.000% 3/1   928241AH1        5345    7000000  PRN         SOLE
WELLS FARGO & CO N       PUT               949746951        8454     300000   SH   PUT   SOLE                 300000
WESTERN REFNG INC        NOTE 5.750% 6/1   959319AC8        1830    2000000  PRN         SOLE
WEYERHAEUSER CO          CALL              962166904        1833      50000   SH  CALL   SOLE